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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

 /s/ Paul A. Frick                  West Conshohocken, PA          7/27/07
 -----------------------------  -----------------------------  ---------------
          [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.              Form 13F File Number           Name
---              --------------------           ----
1                28-2635                        Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1

Form 13F Information Table Entry Total:                32

Form 13F Information Table Value Total:          $249,145
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
---             --------------------            ----
2               28-11063                        Permit Capital GP, L.P.

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
     COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
-------------------- -------------- --------- --------- --------------      ---------- -------- ----------------
                                                                                                VOTING AUTHORITY
                                                VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER       TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------       -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP
  INC                     COM       026874107   13,656    195,000  SH         OTHER        2     X
AMERICAN TOWER CORP      CL A       029912201    2,269     54,022  SH         OTHER        2     X
BLOUNT INTL INC NEW       COM       095180105    3,546    271,100  SH         OTHER        2     X
BORG WARNER
  AUTOMOTIVE INC          COM       099724106    2,323     27,000  SH         OTHER        2     X
CITIGROUP INC             COM       172967101   10,191    198,700  SH         OTHER        2     X
DELL INC                  COM       24702R101    5,073    177,700  SH         OTHER        2     X
GENERAL ELECTRIC          COM       369604103    4,463    116,600  SH         OTHER        2     X
IPASS INC                 COM       46261V108    3,910    721,351  SH         OTHER        2     X
IRON MTN INC              COM       462846106    2,825    108,100  SH         OTHER        2     X
JOHNSON & JOHNSON         COM       478160104    7,764    126,000  SH         OTHER        2     X
LIBERTY MEDIA HOLDG
  CORP               INT COM SER A  53071M104    8,009    358,664  SH         OTHER        2     X
MOTOROLA INC              COM       620076109    4,414    249,400  SH         OTHER        2     X
OMNICARE INC.             COM       681904108    4,075    113,000  SH         OTHER        2     X
SBA COMMUNICATIONS
  CORP                    COM       78388J106  143,371  4,268,257  SH         OTHER        2     X
TYCO INTERNATIONAL
  LTD NEW                 COM       902124106    2,872     85,000  SH         OTHER        2     X
VODAFONE GROUP PLC
  NEW                SPONS ADR NEW  92857W209    5,767    171,475  SH         OTHER        2     X

ALTRIA GROUP INC          COM       02209S103   12,000     13,475  SH         OTHER      1,2     X
AMERICAN INTL GROUP
  INC                     COM       026874107      525      7,500  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY
  INC DEL                CL A       084670108      876          8  SH         OTHER      1,2     X
BLOCK H & R INC           COM       093671105      293     12,550  SH         OTHER      1,2     X
BROWN FORMAN CORP        CL A       115637100      387      5,100  SH         OTHER      1,2     X
CITIGROUP INC             COM       172967101    6,350      6,350  SH         OTHER      1,2     X
COMCAST CORP NEW       CL A SPL     20030N200      699     25,000  SH         OTHER      1,2     X
KRAFT FOODS INC          CL A       50075N104      159      4,500  SH         OTHER      1,2     X
MARTIN MARIETTA
  MATLS INC               COM       573284106      843      5,200  SH         OTHER      1,2     X
MCCLATHY CO              CL A       579489105      221      8,750  SH         OTHER      1,2     X
SCHWEITZER- MAUDUIT
  INTL INC                COM       808541106      109      3,500  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO      CL A       811054204      366      8,000  SH         OTHER      1,2     X
UST INC                   COM       902911106      564     10,500  SH         OTHER      1,2     X
WASHINGTON POST CO       CL B       939640108      388        500  SH         OTHER      1,2     X
WELLS FARGO & CO NEW      COM       949746101      457     13,000  SH         OTHER      1,2     X
UNILEVER NV           NY SHS NEW    904784709      380     12,250  SH         OTHER      1,2     X